CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income (loss)	$ (15,036)	$ 2,716
Adjustments to reconcile net income to net cash used in operating activities
Cash receipts from operations	13,794	8,014
Losses (earnings) from equity method investments	1,194	(1,305)
Stock-based compensation	548	1,259
Depreciation and amortization	1,014	537
Provision for broker warrant fair value		14
Provision for stock option fair value	(50)	8
Gain on Paycheck Protection Program loan	(1,211)
Gain on extinguishment of acquisition debt	(188)
Accretion expense	782	74
Settlement of payables	40
Tax impact of equity component of convertible debt issuance	(388)
Deferred income taxes, net	(1,561)	684
Change in operating assets and liabilities
Accounts receivable, net	2,104	(14,879)
Prepaid expenses	(116)
Right of use assets	(301)
Accounts payable and accrued liabilities	(1,494)	509
Due from related parties	(2,573)	(1,903)
Lease liability	843
Income taxes		(55)
Other assets and liabilities	66	99
Net cash used in operating activities	(2,533)	(4,228)
Cash flows from investing activities
Purchase of equipment and furniture	(319)	(48)
Acquisition debt	(7,736)	(466)
Distributions received from equity method investments	558	979
Net cash provided by (used in) investing activities	(7,497)	465
Cash flows from financing activities
Proceeds from exercise of stock options and warrants	19	16
Proceeds from common share issuance, net	9,611
Proceeds from promissory note		2,000
Repayment of promissory note		(582)
Proceeds from line of credit	2,122	1,000
Repayment of line of credit	(1,000)	(274)
Proceeds from term loan	1,978
Repayment of term loan	(1,418)
Proceeds from Paycheck Protection Program	1,211
Proceeds from convertible debenture	2,485	965
Principal payments of finance leases	(651)	(372)
Proceeds from sale leaseback		238
Net cash provided by financing activities	14,357	2,991
Increase (decrease) in cash	4,327	(772)
Cash at beginning of period	59	831
Cash at end of period	4,386	59
Supplemental cash flow information
Interest paid	498	119
Income taxes paid	$ 55	156
Supplemental non-cash flow information
Reclassification warrant fair value at exercise to equity		70
Related party receivable settled for common shares		(2,191)
Littleton Professional Reading
Supplemental non-cash flow information
Liability for acquisition		234
Neuro-Pro Monitoring
Supplemental non-cash flow information
Liability for acquisition		$ 7,700